Offsets	Jul. 31, 2024 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Independent Bank Group, Inc.
Form or Filing Type	S-4
File Number	333-235993
Initial Filing Date	Jan. 21, 2020
Fee Offset Claimed	$ 366,773.33
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.01 per share
Unsold Securities Associated with Fee Offset Claimed | shares	53,142,894
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 2,825,680,500.00
Termination / Withdrawal Statement	(1) A registration fee in the amount of $387,218.78 was previously paid by the Registrant in connection with the filing of a Registration Statement on Form S-4 (File No. 333-235993) (the "Form S-4") with the Securities and Exchange Commission (the "SEC") on January 21, 2020, as amended by Amendment No. 1 filed with the SEC on March 6, 2020. The Registrant did not sell any securities pursuant to the Form S-4, and the Form S-4 was withdrawn by the Registrant on May 29, 2020. Pursuant to Rule 457(p) under the Securities Act, the filing fee of $387,218.78 that was previously paid by the Registrant in connection with the Form S-4 (net of prior credits of $39,207.45) is being used to offset the filing fee of $25,830 that is required in connection with this offering.
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Independent Bank Group, Inc.
Form or Filing Type	S-4
File Number	333-235993
Initial Filing Date	Jan. 21, 2020
Fee Offset Claimed	$ 20,445.45
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	6.50% Non-Cumulative Perpetual Preferred Stock Series B, par value $0.01 per share
Unsold Securities Associated with Fee Offset Claimed | shares	6,000,000
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 157,515,000.00
Termination / Withdrawal Statement	(1) A registration fee in the amount of $387,218.78 was previously paid by the Registrant in connection with the filing of a Registration Statement on Form S-4 (File No. 333-235993) (the "Form S-4") with the Securities and Exchange Commission (the "SEC") on January 21, 2020, as amended by Amendment No. 1 filed with the SEC on March 6, 2020. The Registrant did not sell any securities pursuant to the Form S-4, and the Form S-4 was withdrawn by the Registrant on May 29, 2020. Pursuant to Rule 457(p) under the Securities Act, the filing fee of $387,218.78 that was previously paid by the Registrant in connection with the Form S-4 (net of prior credits of $39,207.45) is being used to offset the filing fee of $25,830 that is required in connection with this offering.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Independent Bank Group, Inc.
Form or Filing Type	S-4
File Number	333-235993
Filing Date	Jan. 21, 2020
Fee Paid with Fee Offset Source	$ 25,830.00